Intangible Assets - Schedule of Intangible Assets (Detail) (USD $)						12 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Technology and Intellectual Property [Member]	Dec. 31, 2011 Technology And Intellectual Property [Member]	Dec. 31, 2011 Trademarks [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2011 License Agreements [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Technology and Intellectual Property [Member]	Dec. 31, 2011 Minimum [Member] Technology And Intellectual Property [Member]	Dec. 31, 2011 Minimum [Member] Customer Relationships [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Technology and Intellectual Property [Member]	Dec. 31, 2011 Maximum [Member] Technology And Intellectual Property [Member]	Dec. 31, 2011 Maximum [Member] Customer Relationships [Member]
Indefinite-lived Intangible Assets [Line Items]
Cost, Less Impairment Charges	$ 1,757,651	$ 988,629	$ 7,307,753	$ 988,629	$ 2,282,513	$ 409,934	$ 2,585,296	$ 2,030,010
Accumulated Amortization	(147,700)	(124,219)	(6,318,657)	(124,219)	(1,831,236)	(383,380)	(2,120,209)	(1,983,832)
Net Book Value	$ 1,609,951	$ 864,410	$ 989,096	$ 864,410	$ 451,277	$ 26,554	$ 465,087	$ 46,178
Estimated Remaining Useful Life						1 year 3 months 18 days		6 years 3 months 18 days	11 years	11 years 7 months 6 days	11 years 7 months 6 days	1 year 3 months 18 days	3 months 18 days	20 years	20 years	20 years	20 years	3 years